STATEMENT OF OPERATIONS - USD ($)	5 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021
General and administrative expenses		$ 108,674	$ 5,155,793
Franchise tax expenses		83,836	152,376
Loss from operations		(192,510)	(5,308,169)
Interest and investment income		325
Financing costs - derivative warrant liabilities		(410,849)
Change in fair value of derivative warrant liabilities		(2,355,500)	387,750
Net loss	$ (2,958,534)	(2,958,534)	(4,878,363)
Common Class A [Member]
Net loss		$ (1,043,325)	(3,902,690)
Weighted average shares outstanding		2,079,787
Basic and diluted net loss per share		(0.50)
Class B Common Stock
Net loss		$ (1,915,209)	$ (975,673)
Weighted average shares outstanding		3,817,819
Basic and diluted net loss per share		(0.50)